Deferred Revenue (Narrative) (Details) - USD ($)	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Accruals And Deferred Income Abstract
Deferred revenue	$ 426,157	$ 823,904	$ 582,197